Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207

Semiannual Report

Investments February 28, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)

Conoco, Inc. 2.23%, 4/15/03 (b)	$ 20,000	$ 20,019
Certificates of Deposit - 35.1%
Due Date	Annualized Yield at Time of Purchase
Domestic Certificates Of Deposit - 0.9%
Chase Manhattan Bank USA NA
3/18/03	1.34%	75,000	75,000
First Tennessee Bank NA, Memphis
3/4/03	1.40 (b)	25,000	25,000
3/5/03	1.40 (b)	20,000	20,000
World Savings Bank FSB
3/6/03	1.35	25,000	25,000
			145,000
London Branch, Eurodollar, Foreign Banks - 15.1%
Alliance & Leicester PLC
6/11/03	1.28	50,000	49,999
Barclays Bank PLC
5/19/03	1.35	80,000	80,000
5/19/03	1.39	45,000	45,000
6/4/03	1.40	65,000	65,000
6/5/03	1.40	150,000	150,000
6/6/03	1.39	30,000	30,000
6/10/03	1.33	30,000	30,000
8/21/03	1.27	200,000	200,000
BNP Paribas SA
3/21/03	1.35	140,000	140,000
4/22/03	1.35	30,000	30,000
5/19/03	1.77	100,000	99,979
Credit Agricole Indosuez
5/12/03	1.35	140,000	140,000
HBOS Treasury Services PLC
3/5/03	1.76	150,000	150,000
3/25/03	1.80	260,000	260,000
5/15/03	1.35	100,000	100,000
ING Bank NV
4/14/03	1.29	150,000	150,000
5/6/03	1.28	205,000	205,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued

Landesbank Baden-Wuerttemberg
3/5/03	1.75%	$ 100,000	$ 100,000
Landesbank Hessen-Thuringen
3/3/03	1.75	40,000	40,000
5/30/03	1.38	90,000	90,000
Lloyds TSB Bank PLC
5/16/03	1.77	50,000	50,085
5/27/03	2.37	100,000	100,065
Norddeutsche Landesbank Girozentrale
5/12/03	1.37	60,000	60,001
Societe Generale
3/6/03	1.35	75,000	75,000
WestLB AG
6/10/03	1.36	40,000	40,000
			2,480,129
New York Branch, Yankee Dollar, Foreign Banks - 19.1%
Abbey National Treasury Services PLC
3/3/03	1.25 (b)	125,000	124,993
3/10/03	1.25 (b)	65,000	64,996
BNP Paribas SA
6/20/03	1.35	50,000	50,000
8/11/03	1.35	25,000	25,000
9/3/03	1.30	200,000	200,000
Canadian Imperial Bank of Commerce
5/6/03	1.28	95,000	95,000
Credit Agricole Indosuez
4/1/03	1.27 (b)	65,000	64,997
Deutsche Bank AG
3/24/03	1.24 (b)	75,000	74,997
5/13/03	1.35	200,000	200,000
Dexia Bank SA
3/24/03	1.25 (b)	40,000	39,999
3/27/03	1.25 (b)	65,000	64,995
4/21/03	1.27	150,000	150,000
Lloyds TSB Bank PLC
3/3/03	1.24 (b)	40,000	39,998
6/13/03	1.34	15,000	15,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Norddeutsche Landesbank Girozentrale
6/23/03	1.35%	$ 150,000	$ 150,000
Royal Bank of Canada
3/24/03	1.24 (b)	85,000	84,997
3/31/03	1.24 (b)	200,000	199,990
Royal Bank of Scotland PLC
3/6/03	1.27	300,000	300,000
4/7/03	1.27	150,000	150,000
4/21/03	1.27	100,000	100,000
Societe Generale
3/5/03	1.30 (b)(d)	105,000	104,989
3/21/03	1.26 (b)	90,000	89,998
3/27/03	1.25 (b)	130,000	129,990
Svenska Handelsbanken AB
3/3/03	1.26 (b)	65,000	64,988
6/25/03	2.30	175,000	174,978
Toronto-Dominion Bank
3/24/03	1.24 (b)	25,000	24,999
UBS AG
11/19/03	1.58	200,000	199,978
WestLB AG
8/26/03	1.28	140,000	140,000
			3,124,882
TOTAL CERTIFICATES OF DEPOSIT			5,750,011
Commercial Paper - 20.3%

Amsterdam Funding Corp.
3/6/03	1.77	50,000	49,988
3/14/03	1.28	125,000	124,942
Bear Stearns Companies, Inc.
5/20/03	1.28	50,000	49,858
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/13/03	1.31	100,000	99,956
3/20/03	1.37	10,000	9,993
3/25/03	1.28	50,000	49,957
4/3/03	1.28	25,000	24,971
5/2/03	1.27	50,000	49,891
5/22/03	1.28	30,000	29,913
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Citicorp
3/20/03	1.35%	$ 40,000	$ 39,972
5/2/03	1.28	50,000	49,890
DaimlerChrysler NA Holding Corp.
3/3/03	2.00	15,000	14,998
3/13/03	1.98	10,000	9,993
3/17/03	1.98	20,000	19,982
5/15/03	1.60	25,000	24,917
5/16/03	1.60	25,000	24,916
5/20/03	1.60	45,000	44,841
5/21/03	1.60	5,000	4,982
Danske Corp.
6/10/03	1.34	5,000	4,981
Dominion Resources, Inc. Delaware
3/3/03	1.48	40,000	39,997
Edison Asset Securitization LLC
5/21/03	1.30	100,000	99,710
5/22/03	1.30	25,000	24,927
6/3/03	1.35	60,000	59,790
6/3/03	1.40	45,000	44,837
6/23/03	1.30	60,000	59,755
7/7/03	1.28	20,000	19,910
Emerald (MBNA Credit Card Master Note Trust)
3/4/03	1.37	66,600	66,592
3/13/03	1.36	40,000	39,982
5/7/03	1.28	10,000	9,976
5/8/03	1.28	60,000	59,855
Fairway Finance Corp.
8/25/03	1.28	18,991	18,872
Ford Motor Credit Co.
3/3/03	1.99	30,000	29,997
3/12/03	1.98	40,000	39,976
3/17/03	1.98	10,000	9,991
3/18/03	1.98	15,000	14,986
3/24/03	1.73	10,000	9,989
5/21/03	1.59	30,000	29,893
5/27/03	1.59	25,000	24,905
GE Capital International Funding, Inc.
4/24/03	1.35	25,000	24,950
General Electric Capital Corp.
4/21/03	1.80	70,000	69,823
5/7/03	1.37	65,000	64,835
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Services, Inc.
5/6/03	1.37%	$ 25,000	$ 24,938
6/4/03	1.37	25,000	24,910
8/18/03	1.28	165,000	164,010
General Mills, Inc.
3/11/03	1.37	5,000	4,998
3/13/03	1.37	10,000	9,995
3/24/03	1.38	15,000	14,987
3/27/03	1.37	8,000	7,992
Household Finance Corp.
3/18/03	1.63	15,000	14,989
4/14/03	1.36	15,000	14,975
4/28/03	1.38	30,000	29,933
Jupiter Securitization Corp.
3/5/03	1.28	173,000	172,975
Kitty Hawk Funding Corp.
4/11/03	1.28	20,000	19,971
4/14/03	1.28	17,826	17,798
Lloyds TSB Bank PLC
5/5/03	1.35	160,000	159,613
Mont Blanc Capital Corp.
3/25/03	1.28	100,000	99,915
3/26/03	1.28	67,709	67,649
5/22/03	1.28	76,787	76,563
6/4/03	1.30	13,109	13,064
Montauk Funding Corp.
4/8/03	1.28	50,000	49,932
Morgan Stanley
5/14/03	1.28	128,000	127,666
New Center Asset Trust
3/5/03	1.61	10,000	9,998
3/19/03	1.35	40,000	39,973
Newcastle (Discover Card Master Trust)
3/21/03	1.28	15,000	14,989
Salomon Smith Barney Holdings, Inc.
3/12/03	1.78	35,000	34,981
3/18/03	1.34	100,000	99,937
Santander Finance, Inc.
6/13/03	1.28	10,000	9,963
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Sears Roebuck Acceptance Corp.
4/8/03	1.62%	$ 10,000	$ 9,983
4/9/03	1.62	10,000	9,982
Sheffield Receivables Corp.
3/5/03	1.27	75,770	75,759
3/21/03	1.28	150,000	149,893
Shell Finance (UK) PLC
6/11/03	1.67	50,000	49,766
Societe Generale NA
4/15/03	1.30	40,000	39,935
The Walt Disney Co.
4/28/03	1.45	40,000	39,907
4/29/03	1.45	20,000	19,953
TOTAL COMMERCIAL PAPER			3,314,381
Federal Agencies - 14.1%

Fannie Mae - 6.9%
Discount Notes - 6.9%
3/10/03	1.48	450,000	449,836
5/21/03	1.24	100,000	99,721
6/27/03	1.31	200,000	199,148
7/7/03	1.35	100,000	99,524
7/25/03	1.33	50,000	49,732
10/17/03	1.42	35,426	35,109
10/17/03	1.84	40,000	39,538
11/14/03	1.32	46,522	46,087
12/12/03	1.45	110,000	108,750
			1,127,445
Federal Home Loan Bank - 5.6%
Agency Coupons - 5.6%
1/30/04	1.32	150,000	150,008
2/24/04	1.40	230,000	229,996
3/5/04	1.41	240,000	240,000
3/8/04	1.42	110,000	110,000
3/8/04	1.49	150,000	150,000
3/10/04	1.44	30,000	30,000
			910,004
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 1.6%
Discount Notes - 1.6%
10/15/03	1.78%	$ 50,000	$ 49,446
11/14/03	1.32	50,000	49,533
12/4/03	1.36	120,000	118,758
1/29/04	1.33	50,000	49,392
			267,129
TOTAL FEDERAL AGENCIES			2,304,578
Bank Notes - 0.5%

National City Bank, Indiana
3/13/03	1.36 (b)	85,000	84,992
Master Notes - 3.5%

General Motors Acceptance Corp. Mortgage Credit
3/3/03	1.79 (c)	150,000	149,985
Goldman Sachs Group, Inc.
3/19/03	1.43 (c)	125,000	125,000
6/24/03	1.36	135,000	135,000
8/12/03	1.38 (c)	165,000	165,000
TOTAL MASTER NOTES			574,985
Medium-Term Notes - 5.4%

Bank One NA, Chicago
3/5/03	1.29 (b)(d)	20,000	19,998
GE Capital Assurance Co.
3/3/03	1.45 (b)(c)	40,000	40,000
GE Life & Annuity Assurance Co.
3/1/03	1.45 (b)(c)	55,000	55,000
General Electric Capital Corp.
3/10/03	1.37 (b)	100,000	100,000
3/17/03	1.37 (b)	125,000	125,000
General Motors Acceptance Corp.
5/23/03	1.79 (b)	9,000	9,003
Harwood Street Funding I LLC
3/20/03	1.46 (a)(b)	50,000	50,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Household Finance Corp.
3/19/03	1.76% (b)	$ 15,000	$ 15,011
Montauk Funding Corp.
3/17/03	1.30 (b)	30,000	30,000
National City Bank, Indiana
3/10/03	1.37 (b)	100,000	100,000
3/27/03	1.31 (b)	100,000	100,000
URI Trust 2000-1
3/18/03	1.46 (b)(c)	27,000	27,000
Verizon Global Funding Corp.
3/17/03	1.66 (b)	155,000	155,000
Wells Fargo & Co.
3/3/03	1.33 (b)	60,000	60,000
TOTAL MEDIUM-TERM NOTES			886,012
Short-Term Notes - 2.3%

Jackson National Life Insurance Co.
4/1/03	1.54 (b)(c)	36,000	36,000
Metropolitan Life Insurance Co.
4/1/03	1.57 (b)(c)	45,000	45,000
5/1/03	1.50 (b)(c)	20,000	20,000
Monumental Life Insurance Co.
3/1/03	1.48 (b)(c)	10,000	10,000
3/1/03	1.51 (b)(c)	45,000	45,000
New York Life Insurance Co.
4/1/03	1.51 (b)(c)	125,000	125,000
Pacific Life Insurance Co.
3/10/03	1.52 (b)(c)	15,000	15,000
Transamerica Occidental Life Insurance Co.
5/1/03	1.52 (b)(c)	55,000	55,000
Travelers Insurance Co.
5/15/03	1.45 (b)(c)	19,000	19,000
TOTAL SHORT-TERM NOTES			370,000
Municipal Securities - 0.4%

Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 1.34% 2/1/40, LOC Sallie Mae
2/2/04	1.34 (a)(b)	70,000	70,000
Repurchase Agreements - 18.8%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 2/28/03 due 3/3/03 At 1.38%)	$ 736,168	$ 736,084
With:
Banc of America Securities LLC At:
1.3%, dated 2/5/03 due 3/18/03 (Mortgage Loan Obligations) (principal amount $91,079) 5.75% - 6.53%, 6/1/15 - 2/25/33	95,141	95,000
1.39%, dated 2/28/03 due 3/3/03 (Corporate Obligations) (principal amount $377,989) 0% - 9.75%, 4/15/03 - 5/1/37	400,046	400,000
1.4%, dated 2/28/03 due 3/3/03 (Mortgage Loan Obligations) (principal amount $748,217) 1.86% - 6.6%, 6/25/32 - 5/1/34	35,004	35,000
1.44%, dated 2/28/03 due 3/3/03 (Corporate Obligations) (principal amount $3,001,891) 0% - 10.7%, 6/15/03 - 8/10/34	200,024	200,000
Credit Suisse First Boston, Inc. At 1.39%, dated 2/28/03 due 3/3/03 (Commercial Paper Obligations) (principal amount $306,431) 4.875%, 3/3/03 - 8/4/03	300,035	300,000
Deutsche Bank Securities, Inc. At:
1.38%, dated 2/28/03 due 3/3/03 (Corporate Obligations) (principal amount $479,720) 0% - 8.54%, 5/15/03 - 4/15/43	250,029	250,000
1.44%, dated 2/28/03 due 3/3/03 (Corporate Obligations) (principal amount $226,692) 0% - 13%, 4/15/03 - 8/1/31	150,018	150,000
J.P. Morgan Securities, Inc. At:
1.34%, dated 2/24/03 due 3/19/03 (Corporate Obligations) (principal amount $206,864) 0% - 8.963%, 3/11/03 - 2/15/38	230,197	230,000
1.39%, dated:
1/30/03 due 3/19/03 (Corporate Obligations) (principal amount $109,905) 0% - 8.75%, 3/11/03 - 1/30/11	105,195	105,000
2/28/03 due 3/3/03 (Corporate Obligations) (principal amount $317,895) 0% - 8.625%, 8/7/03 - 12/15/30	345,040	345,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Lehman Brothers, Inc. At 1.4%, dated 1/30/03 due 3/19/03 (Corporate Obligations) (principal amount $70,350) 7% - 7.875%, 10/15/05 - 2/15/31	$ 75,140	$ 75,000
Merrill Lynch, Pierce, Fenner & Smith At 1.38%, dated 1/17/03 due 3/20/03 (Corporate Obligations) (principal amount $131,143) 2.147% - 10.625%, 5/15/03 - 6/1/28	110,261	110,000
Morgan Stanley & Co. At 1.33%, dated 2/6/03 due 3/18/03 (Corporate Obligations) (principal amount $44,827) 0% - 8.15%, 1/15/06 - 6/1/32	45,067	45,000
TOTAL REPURCHASE AGREEMENTS		3,076,084
TOTAL INVESTMENT PORTFOLIO - 100.5%		16,451,062
NET OTHER ASSETS - (0.5)%		(87,829)
NET ASSETS - 100%		$ 16,363,233
Total Cost for Income Tax Purposes $ 16,451,062
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $120,000,000 or 0.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 1.45%, 3/3/03	7/30/02	$ 40,000
GE Life & Annuity Assurance Co. 1.45%, 3/1/03	3/28/02	$ 55,000
General Motors Acceptance Corp. Mortgage Credit 1.79%, 3/3/03	2/3/03	$ 150,000
Goldman Sachs Group, Inc.: 1.38%, 8/12/03	2/11/03	$ 165,000
1.43%, 3/19/03	12/19/02	$ 125,000
Jackson National Life Insurance Co. 1.54%, 4/1/03	7/6/99	$ 36,000
Metropolitan Life Insurance Co.: 1.50%, 5/1/03	2/24/03	$ 20,000
1.57%, 4/1/03	3/26/02	$ 45,000
Monumental Life Insurance Co.: 1.48%, 3/1/03	7/31/98	$ 10,000
1.51%, 3/1/03	3/12/99	$ 45,000
New York Life Insurance Co. 1.51%, 4/1/03	2/28/02 - 12/19/02	$ 125,000
Pacific Life Insurance Co 1.52%, 3/10/03	9/6/02	$ 15,000
Transamerica Occidental Life Insurance Co. 1.52%, 5/1/03	4/28/00	$ 55,000
Travelers Insurance Co. 1.45%, 5/15/03	5/15/02	$ 19,000
URI Trust 2000-1 1.46%, 3/18/03	12/15/00	$ 27,000
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $931,985,000 or 5.7% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,202,000. The weighted average interest rate was 1.83%. Interest earned from the interfund lending program amounted to $9,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,076,084) - See accompanying schedule		$ 16,451,062
Cash		194
Receivable for fund shares sold		58,432
Interest receivable		23,751
Other receivables		490
Total assets		16,533,929

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 124,987
Payable for fund shares redeemed	39,936
Distributions payable	104
Accrued management fee	5,639
Other payables and accrued expenses	30
Total liabilities		170,696

Net Assets		$ 16,363,233
Net Assets consist of:
Paid in capital		$ 16,362,751
Accumulated net realized gain (loss) on investments		482
Net Assets, for 16,362,563 shares outstanding		$ 16,363,233
Net Asset Value, offering price and redemption price per share ($16,363,233 ÷ 16,362,563 shares)		$ 1.00

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended February 28, 2003 (Unaudited)

Investment Income
Interest		$ 134,012
Expenses
Management fee	$ 33,147
Non-interested trustees' compensation	25
Total expenses before reductions	33,172
Expense reductions	(526)	32,646
Net investment income		101,366
Net Realized Gain (Loss) on investment securities		463
Net increase in net assets resulting from operations		$ 101,829

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2003 (Unaudited)	Year ended August 31, 2002

Increase (Decrease) in Net Assets
Operations
Net investment income	$ 101,366	$ 282,791
Net realized gain (loss)	463	249
Net increase (decrease) in net assets resulting from operations	101,829	283,040
Distributions to shareholders from net investment income	(101,366)	(282,791)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,597,799	11,874,722
Reinvestment of distributions	101,194	282,746
Cost of shares redeemed	(4,678,588)	(10,229,795)
Net increase (decrease) in net assets and shares resulting from share transactions	1,020,405	1,927,673
Total increase (decrease) in net assets	1,020,868	1,927,922

Net Assets
Beginning of period	15,342,365	13,414,443
End of period	$ 16,363,233	$ 15,342,365

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended February 28, 2003	Years ended August 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.020	.052	.058	.049	.053
Distributions from net investment income	(.006)	(.020)	(.052)	(.058)	(.049)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	0.64%	1.97%	5.36%	5.91%	4.97%	5.46%
Ratios to Average Net Assets D
Expenses before expense reductions	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.42% A	.41%	.38%	.38%	.38%	.39%
Net investment income	1.29% A	1.94%	5.15%	5.75%	4.85%	5.33%
Supplemental Data
Net assets, end of period (in millions)	$ 16,363	$ 15,342	$ 13,414	$ 10,242	$ 10,310	$ 7,922

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses,

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $526.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

1. Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

2. Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

3. Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RMM-SANN-0403 342070
1.700934.105

Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207

Semiannual Report

Investments February 28, 2003 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 56.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 33.1%
Agency Coupons - 4.5%
3/9/03	1.20% (a)	$ 50,000	$ 49,991
3/20/03	1.21 (a)	100,000	99,962
3/27/03	1.20 (a)	100,000	99,932
			249,885
Discount Notes - 28.6%
3/3/03	1.76	60,000	59,994
3/5/03	1.28	150,000	149,979
3/7/03	1.49	105,000	104,974
3/7/03	1.71	20,815	20,809
3/10/03	1.48	100,000	99,963
3/12/03	1.71	50,000	49,974
4/16/03	1.70	25,000	24,946
4/30/03	1.29	50,000	49,893
4/30/03	1.31	48,077	47,973
5/19/03	1.72	100,000	99,627
5/21/03	1.24	60,000	59,832
5/28/03	1.31	175,000	174,445
5/30/03	2.34	50,000	49,714
6/25/03	1.30	62,000	61,742
6/27/03	1.31	50,000	49,787
7/25/03	1.33	25,000	24,866
7/25/03	1.91	25,000	24,810
8/6/03	1.25	125,000	124,320
8/22/03	1.30	50,000	49,689
9/19/03	1.70	25,000	24,766
9/19/03	1.75	25,000	24,759
9/19/03	1.79	25,000	24,753
10/17/03	1.42	55,000	54,508
10/17/03	1.84	50,000	49,422
11/14/03	1.32	25,000	24,766
12/12/03	1.45	25,000	24,716
2/6/04	1.30	35,000	34,574
			1,589,601
			1,839,486
Federal Home Loan Bank - 16.4%
Agency Coupons - 11.2%
3/12/03	1.24 (a)	150,000	149,941
4/7/03	1.24 (a)	100,000	99,955
4/25/03	1.30	32,440	32,596
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
4/25/03	1.62%	$ 65,000	$ 65,276
1/30/04	1.32	25,000	25,001
2/24/04	1.40	100,000	99,998
3/5/04	1.41	25,000	25,000
3/8/04	1.42	50,000	50,000
3/8/04	1.49	25,000	25,000
3/10/04	1.44	50,000	50,000
			622,767
Discount Notes - 5.2%
3/7/03	1.71	84,900	84,876
4/23/03	1.62	58,800	58,661
5/16/03	1.31	53,500	53,353
5/21/03	1.31	13,500	13,461
5/23/03	1.31	81,193	80,950
			291,301
			914,068
Freddie Mac - 5.6%
Discount Notes - 5.6%
4/24/03	1.51	60,000	59,865
6/25/03	1.35	45,000	44,806
7/30/03	1.24	60,000	59,690
10/9/03	1.68	25,000	24,746
10/15/03	1.78	25,000	24,723
11/14/03	1.32	25,000	24,767
1/29/04	1.33	25,000	24,696
2/26/04	1.30	50,000	49,356
			312,649
Freddie Mac participation certificates - 1.8%
Agency Coupons - 1.8%
5/15/03	1.30	100,000	101,249
TOTAL FEDERAL AGENCIES			3,167,452
Repurchase Agreements - 42.9%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
12/2/02 due 3/3/03 At 1.32%	$ 150,501	$ 150,000
1/2/03 due 3/31/03 At 1.28%	140,438	140,000
1/3/03 due 3/31/03 At 1.28%	140,433	140,000
1/8/03 due 4/8/03 At 1.28%	150,480	150,000
1/31/03 due 3/31/03 At 1.28%	250,524	250,000
2/5/03 due 3/6/03 At 1.27%	150,153	150,000
2/28/03 due 3/3/03 At 1.38%	1,408,477	1,408,315
TOTAL REPURCHASE AGREEMENTS		2,388,315
TOTAL INVESTMENT PORTFOLIO - 99.8%		5,555,767
NET OTHER ASSETS - 0.2%		8,653
NET ASSETS - 100%		$ 5,564,420
Total Cost for Income Tax Purposes $ 5,555,767
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,388,315) - See accompanying schedule		$ 5,555,767
Receivable for fund shares sold		13,388
Interest receivable		6,445
Other receivables		58
Total assets		5,575,658

Liabilities
Payable for fund shares redeemed	$ 9,234
Distributions payable	78
Accrued management fee	1,919
Other payables and accrued expenses	7
Total liabilities		11,238

Net Assets		$ 5,564,420
Net Assets consist of:
Paid in capital		$ 5,564,285
Accumulated net realized gain (loss) on investments		135
Net Assets, for 5,563,983 shares outstanding		$ 5,564,420
Net Asset Value, offering price and redemption price per share ($5,564,420 ÷ 5,563,983 shares)		$ 1.00

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended February 28, 2003 (Unaudited)

Investment Income
Interest		$ 43,805
Expenses
Management fee	$ 11,338
Non-interested trustees' compensation	10
Total expenses before reductions	11,348
Expense reductions	(170)	11,178
Net investment income		32,627
Net Realized Gain (Loss) on investment securities		13
Net increase in net assets resulting from operations		$ 32,640

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2003 (Unaudited)	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,627	$ 104,077
Net realized gain (loss)	13	175
Net increase (decrease) in net assets resulting from operations	32,640	104,252
Distributions to shareholders from net investment income	(32,627)	(104,077)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,633,103	3,745,432
Reinvestment of distributions	32,526	103,929
Cost of shares redeemed	(1,395,927)	(3,631,847)
Net increase (decrease) in net assets and shares resulting from share transactions	269,702	217,514
Total increase (decrease) in net assets	269,715	217,689

Net Assets
Beginning of period	5,294,705	5,077,016
End of period	$ 5,564,420	$ 5,294,705

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended February 28, 2003	Years ended August 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.020	.052	.056	.048	.053
Distributions from net investment income	(.006)	(.020)	(.052)	(.056)	(.048)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	0.60%	2.01%	5.32%	5.74%	4.86%	5.41%
Ratios to Average Net AssetsD
Expenses before expense reductions	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.42%A	.41%	.39%	.39%	.39%	.39%
Net investment income	1.22%A	2.00%	5.15%	5.60%	4.75%	5.28%
Supplemental Data
Net assets, end of period (in millions)	$ 5,564	$ 5,295	$ 5,077	$ 4,571	$ 4,199	$ 3,402

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated December 2, 2002, due March 3, 2003	1.32%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$501,668
Aggregate market value of transferred assets	$512,042
Coupon rates of transferred assets	0.00% to 12.25%
Maturity dates of transferred assets	3/01/03 to 04/01/35
Dated January 2, 2003, due March 31, 2003	1.28%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$501,564
Aggregate market value of transferred assets	$512,043
Coupon rates of transferred assets	4.00% to 15.00%
Maturity dates of transferred assets	3/01/03 to 3/01/33
Dated January 3, 2003, due March 31, 2003	1.28%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$501,547
Aggregate market value of transferred assets	$510,000
Coupon rates of transferred assets	4.50% to 8.50%
Maturity dates of transferred assets	2/01/13 to 3/01/33

Semiannual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated January 8, 2003, due April 8, 2003	1.28%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$501,600
Aggregate market value of transferred assets	$512,043
Coupon rates of transferred assets	4.50% to 13.00%
Maturity dates of transferred assets	11/01/03 to 3/01/33
Dated January 31, 2003, due March 31, 2003	1.28%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000
Aggregate maturity amount of agreements	$250,702
Aggregate market value of transferred assets	$256,021
Coupon rates of transferred assets	4.50% to 11.50%
Maturity dates of transferred assets	8/01/03 to 3/01/33
Dated February 5, 2003, due March 6, 2003	1.27%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$500,512
Aggregate market value of transferred assets	$515,690
Coupon rates of transferred assets	3.50% to 9.10%
Maturity dates of transferred assets	12/12/12 to 9/01/34
Dated February 28, 2003, due March 3, 2003	1.38%
Number of dealers or banks	16
Maximum amount with one dealer or bank	15%
Aggregate principal amount of agreements	$17,296,976
Aggregate maturity amount of agreements	$17,298,961
Aggregate market value of transferred assets	$17,642,627
Coupon rates of transferred assets	0.0% to 11.50%
Maturity dates of transferred assets	3/07/03 to 3/01/42

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

5. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $170.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

1. Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

2. Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

3. Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

RGM-SANN-0403 341965
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